Leases - Description (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Leases
Rent expense	$ 4,779	$ 2,478	$ 7,358	$ 762
Liability on its balance sheet	$ 1,743